Capitalized Software Development Cost (Tables)	9 Months Ended
Sep. 30, 2026
Capitalized Software Development Cost
Schedule of Capitalized Software Development Costs

Capitalized software development costs consisted of the following:

	September 30, 2026	December 31, 2025
Beginning balance	$-	$-
Addition	251,904	-
Less: accumulated amortization	(4,198)	-
Ending balance	$247,706	$-

Schedule of Future Minimum Capitalized Software Costs Payments
Year	Amount
2026 (remainder of the year)	$12,595
2027	50,381
2028	50,381
2029	50,381
2030	50,381
2031	33,587
Total	$247,706